Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administrative expenses.
Schedule of administrative expenses

	2022	2021	2020
	$’000	$'000	$'000

Facilities, short term rental and upkeep	34,203	23,210	12,872
Depreciation (note 14)	9,995	13,917	6,240
Amortization (note 15)	5,280	4,115	2,912
Travel costs	15,535	8,654	6,815
Staff costs (note 8.3)	132,399	101,567	78,376
Key management compensation (note 30.2)	21,703	25,642	13,776
Share-based payment expense (note 8.3 and 28)	13,265	11,780	8,342
Professional fees	38,964	49,685	38,200
Business combination transaction costs	20,851	15,779	13,727
Impairment of withholding tax receivables*	52,334	61,810	31,533
Impairment of goodwill	121,596	—	—
Net loss/(gain) on disposal of property, plant and equipment	3,382	(2,499)	(764)
Operating taxes	963	1,561	2,239
Other	30,705	21,290	21,844
	501,175	336,511	236,112

	2022	2021	2020
	$’000	$'000	$'000

Salaries and wages	137,450	106,754	85,690
Pension contribution – employer	9,410	4,854	3,780
Other benefits	18,768	16,282	13,494
Share-based payment expense (note 8.3 and 28)	13,265	11,780	8,342
	178,893	139,670	111,306

	2022	2021	2020
	$’000	$'000	$'000

Cost of sales	33,229	26,323	24,588
Administrative expenses	145,664	113,347	86,718
	178,893	139,670	111,306